Group - Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations		$ 316		$ 530	$ 1,244
Dividends received from joint ventures		37		549	694
Taxation refund		0		0	32
Taxation paid		(60)		(87)	(166)
Net cash inflow (outflow) from operating activities		293		992	1,804
Cash flows from investing activities
Capital expenditure		(453)		(434)	(1,028)
Interest capitalised and paid				(1)	(2)
Acquisition of assets		0		(365)	(517)
Dividends from associates and other investments		6		8	18
Proceeds from disposal of tangible assets		6		0	8
Other investments and assets acquired		0		(16)	(16)
Loans advanced		(1)		0	(1)
Decrease (increase) in cash restricted for use		(1)		(10)	(4)
Interest received		49		32	81
Net cash inflow (outflow) from investing activities		(394)		(786)	(1,461)
Cash flows from financing activities
Proceeds from borrowings		8		202	266
Repayment of borrowings		(74)		(96)	(184)
Repayment of lease liabilities		(44)		(40)	(82)
Finance costs - borrowings		(56)		(49)	(99)
Finance costs - leases		(5)		(5)	(10)
Other borrowing costs		(1)		(11)	(11)
Dividends paid		(76)		(69)	(203)
Net cash inflow (outflow) from financing activities		(248)		(68)	(323)
Net increase (decrease) in cash and cash equivalents		(349)		138	20
Translation		(40)		(26)	(68)
Cash and cash equivalents at beginning of period		1,106	[1]	1,154	1,154
Cash and cash equivalents at end of period	[1]	$ 717		$ 1,266	$ 1,106

[1]	Cash and cash equivalents at the end of the period is net of a bank overdraft of $5m (Jun 2022: nil; Dec 2022: $2m).